Investments in Associates - Summary of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial statements [line items]
Net sales	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409
Profit before taxes	6,250,876	1,990,961	3,661,948
Income tax expenses	445,584	(502,667)	(779,596)
Profit for the year	6,696,460	1,488,294	2,893,373
Other comprehensive income (loss)	(467,466)	(605,401)	(310,218)
Total comprehensive income for the year	6,228,994	882,893	2,583,155
Comprehensive income attributable to non-controlling interests	296,234	741,967	1,485,112
Dividends paid	2,031,301	1,514,114	243,317
Compass Gás e Energia [member]
Statement of financial statements [line items]
Net sales
Profit before taxes	1,710,947	920,426	(2,614)
Income tax expenses	14,164	10,839	889
Profit for the year	1,725,111	931,265	(1,725)
Other comprehensive income (loss)
Total comprehensive income for the year	1,725,111	931,265	(1,725)
Comprehensive income attributable to non-controlling interests	207,012	9,220
Dividends paid	982,752	600,000
Comgas [member]
Statement of financial statements [line items]
Net sales	11,709,713	8,317,691	9,514,222
Profit before taxes	2,274,269	1,719,877	1,993,963
Income tax expenses	(155,148)	(569,264)	(626,784)
Profit for the year	2,119,121	1,150,613	1,367,179
Other comprehensive income (loss)
Total comprehensive income for the year	2,119,121	1,150,613	1,367,179
Comprehensive income attributable to non-controlling interests	18,217	9,762	10,967
Dividends paid	1,649,653	1,135,669	2,010,101
CLI [Member]
Statement of financial statements [line items]
Net sales	2,608,680	1,911,541	1,746,727
Profit before taxes	310,500	150,930	74,982
Income tax expenses	(15,742)	(1,484)	(15,175)
Profit for the year	294,758	149,446	59,807
Other comprehensive income (loss)
Total comprehensive income for the year	294,758	149,446	59,807
Comprehensive income attributable to non-controlling interests	88,427	44,834	17,942
Dividends paid
Rumo S.A. [member]
Statement of financial statements [line items]
Net sales	772,714	950,269	596,415
Profit before taxes	198,239	349,300	779,228
Income tax expenses	(47,701)	(52,137)	(991)
Profit for the year	150,538	297,163	778,237
Other comprehensive income (loss)			2,716
Total comprehensive income for the year	150,538	297,163	780,953
Comprehensive income attributable to non-controlling interests	104,850	212,561	558,616
Dividends paid			4,233
Cosan Investimentos [member]
Statement of financial statements [line items]
Net sales	31,502
Profit before taxes	49,218
Income tax expenses	(4,215)
Profit for the year	45,003
Other comprehensive income (loss)
Total comprehensive income for the year	45,003
Comprehensive income attributable to non-controlling interests	22,502
Dividends paid